Derivative Instruments - Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets (Detail) - USD ($)	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Interest Rate Swap | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	$ 5,656,000	[1]	$ 0	[1]	$ 0
Interest Rate Swap | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets	202,000		3,485,281		9,681,298
Foreign Currency Hedges | Accounts payable and accrued liabilities
Derivatives Fair Value [Line Items]
Derivative fair value, liability	$ 1,326,000		(985,412)		(1,776,371)
Foreign Currency Hedges | Other assets
Derivatives Fair Value [Line Items]
Derivative fair value, assets			$ 0		$ 6,971,265

[1]	Included herein is the value of certain SOFR interest rate caps, net of approximately $8.2 million in deferred payments, as well as the fair value of our CORRA swap.